Dividends (Tables)	12 Months Ended
Sep. 30, 2013
Text Block [Abstract]
Summary of dividends declared by board of directors

The Company’s board of directors declared the following dividends during the fiscal year ended September 30, 2013:

Declaration Date	Dividends Per Ordinary Share	Record Date	Total Amount	Payment Date
November 6, 2012	$0.13	December 31, 2012	$21,032	January 18, 2013
January 30, 2013	$0.13	March 28, 2013	$20,927	April 19, 2013
April 30, 2013	$0.13	June 28, 2013	$20,929	July 19, 2013
July 31, 2013	$0.13	September 30, 2013	$20,812	October 18, 2013